Supplementary Information On Oil And Gas Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of costs capitalized as well as expensed that were incurred
The following table presents those costs capitalized as well as expensed that were incurred during the year ended December 31, 2019 and for the period from April 4 to December 31, 2018 (Successor) and from January 1, 2018 to April 3, 2018 and year ended as of December 31, 2017 (Predecessor). The acquisition of properties includes the cost of acquisition of proved or unproved oil and gas properties. Exploration costs include costs necessary for retaining undeveloped properties, seismic acquisition cost, seismic data interpretation, geological modeling, exploration well drilling costs and testing of drilled wells. Development costs include drilling costs and equipment for development wells, the construction of facilities for extraction, treatment and storage of hydrocarbons and all necessary costs to maintain facilities for the existing developed technical volumes.

	Successor For the year ended December 31, 2019		Successor For the period from April 4 to December 31, 2018		Predecessor For the period from January 1 to April 4, 2018	Predecessor For the year ended December 31, 2017
	Argentina	Mexico	Argentina	Mexico	Argentina	Argentina
Acquisition of properties
Proved	—	—	(555,944)	—	—	—
Unproved	—	278	—	(29,681)	—	—

Total property acquisition	—	278	(555,944)	(29,681)	—	—

Exploration	(9)	(667)	(637)	—	(134)	(1,049)
Development	(146,935)	(601)	(131,080)	—	(3,999)	(29,543)

Total costs incurred	(146,944)	(990)	(687,661)	(29,681)	(4,133)	(30,592)

Summary of capitalized costs
The following table presents the capitalized costs as of December 31, 2019, 2018 and 2017, for proved and unproved oil and gas properties, and the related accumulated depreciation as of those dates.

	Successor December 31, 2019		Successor December 31, 2018		Predecessor December 31, 2017
	Argentina	Mexico	Argentina	Mexico	Argentina
Proved properties (1)
Machinery, installations and software licenses	29,757	40	20,602	—	16,996
Oil and gas properties and wells	1,040,250	—	804,752	—	1,061,163
Other uncompleted projects	74,924	601	77,536	—	3,911
Unproved properties	—	29,403	13,157	29,681	—

Gross capitalized costs	1,144,931	30,044	916,047	29,681	1,082,070
Accumulated depreciation	(222,847)	(3)	(74,413)	—	(824,399)

Total net capitalized costs	922,084	30,041	841,634	29,681	257,671

(1)	Includes capitalized amounts related to assets retirement obligations and impairment loss / recovery.

Summary of results of operations
The breakdown of results of the operations shown below summarizes revenues and expenses directly associated with oil and gas producing activities for the year ended December 31, 2019 and for the periods from April 4 to December 31, 2018 (Successor) and from January 1, 2018 to April 3, 2018 and for the year ended December 31, 2017 (Predecessor). Income tax for the periods presented was calculated utilizing the statutory tax rates.

	Successor For the year ended December 31, 2019	Successor For the period FromApril 4 to December 31, 2018	Predecessor For the period from January 1, 2018 to April 3, 2018	Predecessor For the year ended December 31, 2017
Revenue from contract with customers	415,976	331,336	44,463	198,075
Surplus Gas Injection Compensation	—	—	291	16,938

Revenue and other income	415,976	331,336	44,754	215,013
Production costs, excluding depreciation
Operating costs and others	(114,431)	(86,245)	(18,367)	(77,461)
Royalties	(61,008)	(50,323)	(6,795)	(28,163)

Total production costs	(175,439)	(136,568)	(25,162)	(105,624)
Exploration expenses	(676)	(637)	(134)	(1,049)
Impairment recovery of Property, Plant and equipment	—	—	—	5,290
Accreation expenses	(1,723)	(897)	(233)	(815)
Depreciation, depletion and amortization	(153,001)	(74,772)	(14,194)	(61,211)

Results of operations before income tax	85,137	118,462	5,031	51,604
Income tax	(25,541)	(35,539)	(1,509)	(18,061)

Results of oil and gas operations	59,596	82,923	3,522	33,543

Summary of estimated oil and natural gas proved reserves and technical volumes
The following tables sets forth the estimated oil (including crude oil, condensate and natural gas liquids) and natural gas proved reserves and technical volumes as of December 31, 2019, 2018 and 2017 to the working interest of Vista in the concessions:

	Proved Reserves as of December 31, 2019
Argentina	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	30.2	108.0	19.2
PROVED Undeveloped	40.6	64.0	11.4

Total proved reserves (developed and undeveloped)	70.8	172.0	30.6

	Proved Reserves as of December 31, 2019
Mexico	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	0.1	0.7	0.2
PROVED Undeveloped	0.1	0.1	0.0

Total proved reserves (developed and undeveloped)	0.2	0.8	0.2

	Proved Reserves as of December 31, 2018
Argentina	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	27.1	103.4	18.4
PROVED Undeveloped	7.1	28.2	5.0

Total proved reserves (developed and undeveloped)	34.2	131.6	23.4

	Proved Reserves as of December 31, 2017
Argentina	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	12.0	51.0	9.1
PROVED Undeveloped	2.4	17.6	3.1

Total proved reserves (developed and undeveloped)	14.4	68.6	12.2

Summary of reconciliation of the company's reserves
The following table sets forth the reconciliation of the Company’s reserves data between December 31, 2018 and December 31,2019:

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales (5)	Consumption plus natural gas sales
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	34.2	131.6	23.4
Increase (decrease) attributable to:
Revisions of previous estimates (1)	2.4	17.8	3.2
Extension and discoveries (2)	41.0	43.0	7.6
Purchases of proved reserves in place (3)	—	—	—
Production for the year (4)	(6.8)	(20.4)	(3.6)

Reserves as of December 31,2019	70.8	172.0	30.6

(1)	Revisions of previous estimates are mainly driven by a revision of the decline curve of proved developed reserves in Entre Lomas, Jagüel de los Machos and 25 de mayo-Medanito.

(2)	Includes addition of unconventional Bajada del Palo Oeste in Vaca Muerta.

(3)	Without changes.

(4)	Considers Vista Argentina production at WI, except for Aguila Mora production (oil production of 35 bbl./d).

(5)	Natural gas consumption represented 30.1% of consumption plus natural gas sale reported reserves volumes as of December 31, 2018, and 14.1% as of December 31, 2019.

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales	Consumption plus natural gas sales
Mexico	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	—	—	—
Increase (decrease) attributable to:
Revisions of previous estimates	—	—	—
Extension and discoveries	0.2	0.8	0.2
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31,2019	0.2	0.8	0.2

The following table sets forth the reconciliation of the Company’s reserves data between January 1, 2018 and December 31, 2018:

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales (5)	Consumption plus natural gas sales
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Consolidated Entities
Reserves as of January 1, 2018 (*)	14.4	68.6	12.2
Increase (decrease) attributable to:
Revisions of previous estimates (1)	(0.6)	7.5	1.3
Extension and discoveries (2)	4.0	34.2	6.1
Purchases of proved reserves in place (3)	21.1	41.3	7.3
Production for the year (4)	(4.8)	(20.0)	(3.6)

Reserves as of December 31, 2018 (*)	34.2	131.6	23.4

Equity-accounted entities
Reserves as of January 1, 2018	—	—	—
Increase (decrease) attributable to:	—	—	—
Revisions of previous estimates	—	—	—
Extension and discoveries	—	—	—
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31, 2018	—	—	—

(*) Includes proved developed reserves: As of January 1, 2018	12.0	51.0	9.1
As of December 31, 2018	27.1	103.4	18.4

(1)
Revisions of previous estimates are mainly driven by a reduction of well performance of proved undeveloped oil-prone
wells, and an increase of well performance of proved undeveloped gas-prone
wells in Entre Lomas and Agua Amarga blocks.

(2)
Includes proved reserves from successor’s developments in unconventional concessions Coirón Amargo Sur Oeste and the unconventional development in Bajada del Palo Oeste. Includes conventional natural gas reserves in Lotena formation in Bajada del Palo Oeste (“BDPO”). Extensions include BDPO and Bajada del Palo Este (“BDPE”) concession extension additional reserves of Crude oil, condensate and natural gas from September 2025 to November 2053.

(3)
Includes proved reserves from successor’s purchases of additional working interest in Agua Amarga concession (Charco del Palenque and Jarrilla Quemada fields), Bajada del Palo (subsequently in November 2018 splitted into two concessions BDPO and BDPO), and Entre Lomas (Rio Negro and Neuquén concession), 55% interest in Coirón Amargo Norte, and 1.5% in Acambuco field.

(4)	Considers predecessor PELSA’s production plus production from the rest of the fields since its acquisition on April 4, 2018.

(5)	Natural gas consumption represented 30.1% of consumption plus natural gas sale reported reserves volumes as of January 1, 2018, and 16.9% as of December 31, 2018.
The following table sets forth the reconciliation of the Company’s reserves data between January 1, 2017 and December 31, 2017:

	Crude oil, condensate and natural gas liquids	Consumption plus natural gas sales (1)	Consumption plus natural gas sales
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Technical volumes / Proved reserves (developed and undeveloped)
Consolidated entities
Technical volumes as of January 1, 2017	18.4	64.7	11.5
Increase (decrease) attributable to:
Revisions of previous estimates (2)	(2.1)	14.4	2.6
Extension and discoveries	—	—	—
Purchases of proved reserves in place	—	—	—
Production for the year	(1.8)	(10.3)	(1.8)

Technical volumes as of December 31, 2017	14.5	68.6	12.2

Equity-accounted entities
Reserves as of January 1, 2017	—	—	—
Increase (decrease) attributable to:	—	—	—
Revisions of previous estimates	—	—	—
Extension and discoveries	—	—	—
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31, 2017	—	—	—

(*) Includes proved developed reserves: As of January 1, 2017	15.0	53.2	9.5
As of December 31, 2017	12.0	51.0	9.1

(1)	Natural gas consumption represented 35.4% of consumption plus natural gas sale reported reserves volumes as of January 1, 2017, and 30.1% as of December 31, 2017.
(2)
Revisions of previous estimates are mainly driven by a reduction of well performance of proved undeveloped oil-prone
wells and workovers, and an increase of well performance of proved undeveloped gas-prone
wells.

Summary of standardized measure of discounted future cash flows

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Future cash inflows	4,457	2,714	982
Future production costs	(1,927)	(1,338)	(711)
Future development and abandonment costs	(748)	(258)	(94)
Future income tax	(410)	(267)	(20)
Undiscounted future net cash flows	1,372	851	157
10% annual discount	(597)	(243)	(40)

Standardized measure of discounted future net cash flows	775	608	116

Summary of changes in the standardized measure of discounted future net cash flows
The following table discloses the changes in the standardized measure of discounted future net cash flows for the year ended December 31, 2019 and for the period from April 4 to December 31, 2018 (Successor) and for the period from January 1, 2018 to April 3, 2018 and from January 1, 2017 to December 31, 2017 (Predecessor):

	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 to December 31, 2018	Predecessor For the period from January 1, 2018 to April 3, 2018	Predecessor For the year ended December 31, 2017
Standardized measure of discounted future net cash flows at beginning of year	608	124	116	200
Net change in sales prices and production costs related to future production (1)	(103)	188	—	(148)
Net change in estimated future development costs (2)	(525)	(145)	—	36
Net change due to revisions in quantity estimates (3)	(1)	35	—	17
Net change due to extensions, discoveries and improved recovery (4)	306	16	—	—
Accretion of discount	352	10	3	24
Net Change due to purchases and sales of minerals in place (5)	—	385	—	—
Other	58	20	1	10
Sales of crude oil, NGLs and natural gas produced, net of production costs	6	(67)	(6)	(109)
Previously estimated development costs incurred	151	99	10	30
Net change in income tax (6)	(77)	(57)	1	56

Change in Standardized measure of discounted future net cash flows of the year	167	484	8	(84)

Standardized measure of discounted future net cash flows at end of year	775	608	124	116

(1)
Mainly driven by a decrease in prevailing oil prices from 65.40 US/bbl. by December 31, 2018 to 55.86 US/bbl by December 2019 partially offset by a reduction in average production costs of 25.1%. Mainly driven by an increase in prevailing oil prices from 54.55 US$/bbl by April 4, 2018 to 60.20 US$/bbl by December 31, 2018 and a reduction in production costs. During such period, average production costs went from 27 US$/bbl to 21 US$/bbl. Mainly driven by a decrease in prevailing oil prices from 64.2 US$/bbl by year end 2016 to 54.5 US$/bbl by year end 2017.

(2)
Due to incorporation of a development plan for unconventional developed reserves BDPO. Due to an increase in future activity Charco del Palenque (addition of two new locations), Entre Lomas Río Negro (recategorization of two probable gas workovers to prove developed) and BDPO targeting Vaca Muerta formation (start of development) for the period from April 4 to December 31, 2018. Due to a reduction in future activity because of the above-mentioned decrease in prevailing prices for the period from January 1, 2017 to December 31, 2017 (Predecessor).

(3)
Due to a decrease in proved undeveloped conventional reserves compensated by an increase in proved developed reserves from December 31, 2018 to December 31, 2019. Due to an increase in conventional reserves in Bajada del Palo for the period from April 4 to December 31, 2018. Due to an increase in gas well types for the period from January 1, 2017 to December 31, 2017 (Predecessor).

(4)
Due to the unconventional development in BDPO in 2019, where 8 wells were completed and put into production during the year 2019, that enabled the certification of proved reserves. Due to the initiation of the development of Vaca Muerta formation in BDPO and the extension of the concession.

(5)	Due to the acquisition of: APCO, the non-controlling interest in PELSA, and Medanito-25 de Mayo and Jagüel de los Machos for the period from April 4 to December 31, 2018 (Successor).
(6)
Due to an increase of the expected cash inflows for the period from December 31, 2018 to December 31, 2019. Due to a change in income tax rate which was introduced by the above-mentioned tax reform and a reduction of expected cash inflows for the period from December 31, 2018 to December 31, 2019. Due to an increase of the expected cash inflows for the period from April 4 to December 31, 2018. . Due to a change in income tax rate which was introduced by the above-mentioned tax reform and a reduction of expected cash inflows for the period from January 1, 2017 to December 31, 2017 (Predecessor).